RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Long-term investment	$ 110	$ 66
General and Administrative expenses	736	719	$ 639
Other income (expense)	$ 44	$ 29	$ (13)